MINERAL PROPERTY INTERESTS	12 Months Ended
Jan. 31, 2013
MINERAL PROPERTY INTERESTS [Text Block]

NOTE 5 – MINERAL PROPERTY INTERESTS

a)	Pinguino Project

Pursuant to the terms of a mineral property option agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director, the Company purchased a 100% interest in a mineral property located in the Santa Cruz Province of the Republic of Argentina, known as the Pinguino Property. The agreement also provides for an area of interest such that, in the event that the optionor records any property claims within five (5) kilometers of the boundaries of the property, such claims will become subject to the mineral property option agreement.

To acquire the property the Company made the following payments: approximately $43,710 (CDN$50,000) on or before July 1, 2004 (paid); approximately $65,565 (CDN$75,000) on or before July 1, 2005 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2006 (paid); approximately $87,420 (CDN$100,000) on or before July 1, 2007 (paid); and approximately $109,275 (CDN$125,000) on or before July 1, 2008 (paid). The Company wrote off the acquisition costs in a prior year. The agreement is subject to a 2% net smelter royalty. The Company has the right at any time up to 60 days after commencement of commercial production to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for approximately $2,000,000 (CDN$2,000,000).

On December 10, 2010, the Company entered into an agreement with a land owner whereby the Company purchased surface rights to the major portion of the property, known as El Piche, for $815,000. The Company completed this acquisition on December 17, 2010.

b)	Condor Project

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in certain mineral claims located in the Santa Cruz Province of the Republic of Argentina, known as the Condor Property, subject to a 2% net smelter return royalty in favor of an ex-director. The Company wrote off the acquisition costs in a prior year. The Company has the right to repurchase either one-half of the royalty for approximately $1,000,000 (CDN$1,000,000) or all of the royalty for $2,000,000 (CDN$2,000,000).

c)	Contreras, other Santa Cruz and Rio Negro Projects

Pursuant to the terms of a Mineral Property Acquisition Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired mineral claims located in the Santa Cruz Province of the Republic of Argentina, then known as the Dyakowski Property for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

On June 30, 2005, the Company entered into an amending agreement whereby the Company amended the Escrow Agreement. This amending agreement was restated August 8, 2005 whereby the Company agreed to release the 4,999,998 shares of its common stock that were being held in escrow. Of the 4,999,998 released shares, 4,749,998 of these shares were returned to treasury and cancelled and 250,000 of these shares were released to an ex-director of the Company for the transfer of the mineral claims to the Company.

In addition, pursuant to the terms of a Share Purchase Agreement, dated February 24, 2004, between the Company and an affiliate of an ex-director of the Company, the Company acquired a 100% interest in SCRN Properties Ltd. (SCRN), a Delaware corporation, the sole asset of which consisted of mineral claims located in the Rio Negro Province of the Republic of Argentina, known as the SCRN Property , for total consideration of 833,333 common shares of the Company (subsequently increased, as a result of a stock dividend, to 2,499,999). The shares have been issued and were subject to an Escrow Agreement dated March 2, 2004.

Pursuant to the terms of a mineral property acquisition agreement, dated February 20, 2004, between the Company and an affiliate of an ex-director, the Company paid approximately $7,528 (CDN$10,000) to acquire a 100% interest in mineral claims located in the Santa Cruz and Rio Negro Provinces of the Republic of Argentina, known as the Storm Cat Property. Subsequent to acquisition of these properties, the Company has accounted for expenditures by province. The Company wrote off the acquisition costs in a prior year.

d)	British Columbia Claims

On June 7, 2010, the Company acquired a group of three contiguous mineral tenures known as the Clapperton Property, covering an aggregate of approximately 825 hectares of land located in south central British Columbia, Canada, approximately 25 kilometers northeast of the town of Merritt, British Columbia. The total purchase amount was $324. On May 25, 2011, the Company made a cash-in-lieu payment of approximately $3,781 (CDN$3,632) which advances the expiry date of the three mineral tenures to June 7, 2012. On May 31, 2012, the Company made a cash-in-lieu payment of approximately $4,067 (CDN$4,201) which advances the expiry date of the three mineral tenures to June 7, 2013.

Mineral property interests expense reflected in the accompanying consolidated statements of operations relates to the following projects:

				December
	Years			21, 2001
	Ended			(Inception) to
	January 31,			January 31,
	2013	2012	2011	2013

Pinguino Project:
Assaying, testing and analysis	$178,337	$256,359	$147,444	$1,150,093
Camp, salaries and supplies	1,841,027	1,674,527	601,174	5,751,273
Claim maintenance	31,243	59,626	28,602	137,859
Drilling	1,680,359	3,020,527	1,443,459	10,312,761
Engineering	666,707	330,095	131,160	1,127,962
Environmental	35,518	139,647	-	175,165
Geological and geophysical	281,229	261,902	230,050	1,587,268
Metallurgical	264,543	1,064	69,437	335,044
Travel and accommodation	35,736	94,693	48,940	307,325
	5,014,699	5,838,440	2,700,266	20,884,750
Condor Project:
Camp and field supplies	8,260	26,097	-	34,555
Claim maintenance	12,435	18,858	-	38,821
Geological and geophysical	15,712	90,615	-	110,512
	36,407	135,570	-	183,888
Contreras and other Santa Cruz Projects:
Assaying, testing and analysis	-	-	60,247	60,247
Camp and field supplies	5,013	1,548	169,916	176,477
Claim maintenance	12,646	-	-	34,497
Environmental	4,900	-	-	4,900
Geological and geophysical	248	98,129	33,830	132,207
Travel and accommodation	-	-	28,814	28,814
	22,807	99,677	292,807	437,142
Rio Negro Project:
Assaying, testing and analysis	496	-	-	496
Camp and field supplies	13,476	-	-	65,312
Claim maintenance	54,301	8,499	-	69,908
Geological and geophysical	602	-	-	40,435
Travel and accommodation	818	-	303	10,735
	69,693	8,499	303	186,886

British Columbia Claims and other:	4,067	3,781	324	39,577
	$5,147,673	$6,085,967 $2,993,700		$21,732,243